Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 30,911,277
Balance at ending	31,308,262
Balance at beginning	(18,576,139)
Balance at ending	(19,153,066)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	350,122
Gain / (Loss)	42,145
OCI	2,463
Acquisition	103,791
Disposal	(65,754)
Transfer	(6,216)
Balance at ending	426,551
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	182,951
Gain / (Loss)	42,145
OCI	1,375
Acquisition	48,458
Disposal	(38,894)
Transfer	(5,316)
Balance at ending	230,719
Balance at beginning	(321,025)
Gain for the period	18,432
OCI	0
Acquisition	0
Disposal	0
Transfer	0
Balance at ending	(302,593)
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	167,171
Gain / (Loss)	0
OCI	1,088
Acquisition	55,333
Disposal	(26,860)
Transfer	(900)
Balance at ending	₩ 195,832